Financial Instruments - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 131,764,000	$ 87,182,000	$ 131,764,000	$ 87,182,000	$ 126,676,000	$ 103,986,000	$ 125,781,000	$ 75,767,000
Working capital	114,000,000		114,000,000			90,000,000
Long-term investments-equity investments held	262,371,000	216,319,000	262,371,000	216,319,000		309,757,000
Increased/decreased in other comprehensive income on assumption	$ 26,000,000	$ 22,000,000	$ 26,000,000	$ 22,000,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average effective interest rate paid on its outstanding borrowings, percentage	1.97%	4.25%	2.53%	4.27%
Change in interest rate, percentage			1.00%
Impacted in interest expense due to fluctuation in interest rates	$ 2,000,000	$ 3,000,000	$ 4,000,000	$ 6,000,000
Minto derivative liability [member]
Disclosure of detailed information about financial instruments [line items]
Minimum market price of copper before Minto top up payment is required	2.50		2.50
Fair value of Minto derivative liability	0		0			0
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	$ 262,371,000		$ 262,371,000			$ 309,757,000
Kutcho [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	24.00%		24.00%
Volatility rate			30.00%
Non convertible debt interest rate, fluctuation	1.00%		1.00%
Convertible debt volatility rate, fluctuation			5.00%